UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22444

Western Asset High Yield Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

FORM N-Q

NOVEMBER 30, 2014

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 89.9%
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.6%
Europcar Groupe SA, Senior Notes	11.500%	5/15/17	350,000	EUR	$493,960	(a)
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	1,540,000	EUR	2,010,659	(a)

Total Auto Components					2,504,619

Automobiles - 0.3%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	1,030,000		1,153,600

Diversified Consumer Services - 0.6%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	161,081	(b)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	280,000	GBP	463,602
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,169,050
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	760,000		794,200	(a)

Total Diversified Consumer Services					2,587,933

Hotels, Restaurants & Leisure - 6.2%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	2,800,000		2,541,000	(a)
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	224,799		225,001	(a)(c)(d)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,299,544		1,157,764	(a)(c)(d)(e)
Burger King Capital Holdings LLC/Burger King Capital Finance Inc., Senior Notes, Step Bond	0.000%	4/15/19	360,000		334,800	(a)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	1,810,000		1,457,050
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	1,820,000		1,456,000
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	1,650,000		1,515,937	(a)
Carlson Travel Holdings Inc., Senior Notes	7.500%	8/15/19	420,000		424,200	(a)(e)
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	1,130,000		1,217,575
CCM Merger Inc., Senior Notes	9.125%	5/1/19	1,400,000		1,512,000	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,630,000		1,589,250	(a)
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	1,090,000		1,122,700	(a)
Gala Electric Casinos Ltd., Secured Notes	11.500%	6/1/19	1,380,000	GBP	2,263,338	(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	820,000		838,450	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	650,000		676,000	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	2,890,000		3,088,687	(a)
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	1,170,000		1,152,450	(a)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	9.500%	6/15/19	213,000		228,443	(a)
Seneca Gaming Corp., Senior Notes	8.250%	12/1/18	1,410,000		1,468,162	(a)
Seven Seas Cruises S de RL LLC, Senior Secured Notes	9.125%	5/15/19	1,570,000		1,709,259

Total Hotels, Restaurants & Leisure					25,978,066

Household Durables - 1.3%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,630,000		1,733,913	(a)(e)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	950,000		1,040,250
William Lyon Homes PNW Finance Corp., Senior Notes	7.000%	8/15/22	970,000		1,003,950	(a)
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,650,000		1,658,250	(a)

Total Household Durables					5,436,363

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - 7.5%
Altice SA, Senior Secured Notes	7.750%	5/15/22	690,000		$715,012	(a)
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	430,000		458,488
Cerved Group SpA, Senior Secured Notes	6.375%	1/15/20	100,000	EUR	133,049	(a)
Cerved Group SpA, Senior Subordinated Notes	8.000%	1/15/21	150,000	EUR	203,803	(a)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	450,000		500,625
DISH DBS Corp., Senior Notes	6.750%	6/1/21	2,670,000		2,906,962
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,310,000		1,323,100	(a)
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,130,000		1,096,100	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	900,000		721,125
Nara Cable Funding Ltd., Senior Secured Notes	8.875%	12/1/18	1,000,000		1,044,380	(a)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,323,627		1,502,317	(a)(e)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	3,240,000		3,295,145	(a)
Ono Finance II PLC, Senior Bonds	10.875%	7/15/19	4,631,000		4,955,170	(a)
Polish Television Holding BV, Senior Secured Bonds	11.000%	1/15/21	220,000	EUR	321,979	(a)(e)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	550,000		680,802
Univision Communications Inc., Senior Notes	8.500%	5/15/21	680,000		734,400	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	2,514,000		2,777,970	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	140,000	EUR	189,315	(a)
UPCB Finance II Ltd., Senior Notes	6.375%	7/1/20	2,000,000	EUR	2,623,705	(b)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,260,000		2,418,200	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,750,000		1,839,687	(a)
WMG Acquisition Corp., Senior Notes	6.750%	4/15/22	1,330,000		1,296,750	(a)

Total Media					31,738,084

Multiline Retail - 0.6%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	270,000		275,400
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	2,080,000		2,251,600	(a)(e)

Total Multiline Retail					2,527,000

Specialty Retail - 1.8%
AA Bond Co., Ltd., Secured Notes	9.500%	7/31/19	280,000	GBP	484,003	(a)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	1,950,000	EUR	2,042,833	(a)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	1,120,000	EUR	1,173,320	(b)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	2,880,000		1,936,800	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	660,000		711,150	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	1,415,000		1,425,612	(a)(e)

Total Specialty Retail					7,773,718

Textiles, Apparel & Luxury Goods - 0.3%
Chinos Intermediate Holdings A Inc., Senior Notes	7.750%	5/1/19	890,000		843,275	(a)(e)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	550,000		401,500	(a)

Total Textiles, Apparel & Luxury Goods					1,244,775

TOTAL CONSUMER DISCRETIONARY					80,944,158

CONSUMER STAPLES - 2.7%
Beverages - 0.5%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	930,000		946,275	(a)
Crestview DS Merger Subordinated II Inc., Secured Notes	10.000%	9/1/21	1,000,000		1,185,000

Total Beverages					2,131,275

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.3%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,340,000	$1,284,725	(a)

Food Products - 1.4%
Chiquita Brands International Inc./Chiquita Brands LLC, Senior Secured Notes	7.875%	2/1/21	1,143,000	1,244,441
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	1,280,000	1,284,800	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	1,240,000	1,230,700	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,550,000	1,581,000	(a)
Wells Enterprises Inc., Senior Secured Notes	6.750%	2/1/20	672,000	702,240	(a)

Total Food Products				6,043,181

Household Products - 0.1%
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	460,000	491,625

Media - 0.1%
SiTV LLC/SiTV Finance Inc., Senior Secured Notes	10.375%	7/1/19	270,000	255,150	(a)

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,220,000	1,162,050

TOTAL CONSUMER STAPLES				11,368,006

ENERGY - 12.4%
Energy Equipment & Services - 2.0%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	2,120,000	1,971,600
Exterran Partners LP/EXLP Finance Corp., Senior Notes	6.000%	10/1/22	400,000	360,000	(a)
FTS International Inc., Senior Secured Notes	6.250%	5/1/22	930,000	771,900	(a)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	2,910,000	1,484,100	(a)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	930,000	785,850	(a)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	1,370,000	1,082,300
Petroleum Geo-Services ASA, Senior Notes	7.375%	12/15/18	1,060,000	911,600	(a)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	1,140,000	1,151,400	(a)

Total Energy Equipment & Services				8,518,750

Oil, Gas & Consumable Fuels - 10.4%
Arch Coal Inc., Senior Notes	7.250%	6/15/21	1,530,000	566,100
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	730,000	739,125	(a)
California Resources Corp., Senior Notes	6.000%	11/15/24	1,920,000	1,722,000	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.625%	8/1/20	570,000	622,725
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	400,000	386,000	(a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	970,000	989,400
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	620,000	632,400
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	160,000	163,200	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,240,000	1,395,000
Comstock Resources Inc., Senior Notes	7.750%	4/1/19	1,420,000	1,320,600
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	890,000	883,325
Dynagas LNG Partners LP/Dynagas Finance Inc., Senior Notes	6.250%	10/30/19	240,000	231,600
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	810,000	1,019,158
EP Energy LLC/EP Energy Finance Inc., Senior Notes	9.375%	5/1/20	100,000	109,750
EXCO Resources Inc., Senior Notes	8.500%	4/15/22	800,000	684,000
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	3,130,000	3,051,750	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	2,690,000		$2,071,300
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	1,920,000		1,488,000
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	1,130,000		1,220,400
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	640,000		556,800
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	450,000		396,000	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	2,220,000		2,120,100
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,010,000		1,829,100	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	1,360,000		958,800	(f)
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	870,000		922,200	(a)
Murray Energy Corp., Senior Secured Notes	8.625%	6/15/21	740,000		752,950	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	940,000		954,100
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	1,220,000		1,079,700
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	1,260,000		1,236,375	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,500,000		1,541,010
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	1,450,000		696,000
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,030,000		993,950	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	2,220,000		2,161,725	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	1,170,000		681,525
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,610,000		1,593,900
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	2,550,000		2,301,375	(a)
SandRidge Energy Inc., Senior Notes	7.500%	2/15/23	380,000		296,400
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	750,000		675,000	(a)
Sidewinder Drilling Inc., Senior Notes	9.750%	11/15/19	690,000		617,550	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	580,000		629,300
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	470,000		439,450	(a)
Triangle USA Petroleum Corp., Senior Notes	6.750%	7/15/22	470,000		385,400	(a)
Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes	10.750%	2/1/18	700,000		736,050

Total Oil, Gas & Consumable Fuels					43,850,593

TOTAL ENERGY					52,369,343

FINANCIALS - 9.3%
Banks - 5.6%
Banco Espirito Santo SA, Senior Notes	5.875%	11/9/15	500,000	EUR	617,839	(b)
Bank of America Corp., Junior Subordinated	6.500%	10/23/24	650,000		670,313	(g)(h)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,550,000		2,093,673	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,750,000		1,934,844
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	340,000		354,238	(g)(h)
Credit Agricole SA, Junior Subordinated Notes	7.875%	1/23/24	600,000		624,827	(a)(g)(h)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,320,000		1,544,400	(a)(g)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	640,000		655,520	(g)(h)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	1,490,000		1,514,753	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	530,000		536,625	(g)(h)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	1,000,000		1,015,000	(g)(h)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,170,000		1,195,724	(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	7,000,000		7,411,250	(g)(h)
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	350,000		411,246
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	2,030,000	AUD	2,027,041	(b)(g)
Santander Issuances SAU, Notes	5.911%	6/20/16	900,000		946,253	(a)

Total Banks					23,553,546

Capital Markets - 0.3%
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	870,000	GBP	1,239,380	(b)

Consumer Finance - 0.5%
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	920,000		1,041,900
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	520,000		535,600	(a)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	460,000		443,900	(a)

Total Consumer Finance					2,021,400

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 1.8%
International Lease Finance Corp., Senior Notes	5.750%	5/15/16	1,000,000		$1,044,575
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,900,000		2,146,050
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,140,000		3,815,100
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000		535,000	(a)(g)

Total Diversified Financial Services					7,540,725

Insurance - 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	620,000		663,400	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	720,000		847,800	(a)

Total Insurance					1,511,200

Real Estate Management & Development - 0.8%
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,310,000		1,346,025	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,750,000		1,855,000	(a)

Total Real Estate Management & Development					3,201,025

TOTAL FINANCIALS					39,067,276

HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 1.3%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	860,000		873,438	(a)(e)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	2,020,000		1,979,600
Ontex IV SA, Senior Notes	9.000%	4/15/19	1,400,000	EUR	1,877,485	(b)
Ontex IV SA, Senior Notes	9.000%	4/15/19	680,000	EUR	911,921	(a)

Total Health Care Equipment & Supplies					5,642,444

Health Care Providers & Services - 3.5%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	474,000		542,730
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	1,890,000		2,027,025
Crown Newco 3 PLC, Senior Notes	8.875%	2/15/19	225,000	GBP	368,320	(a)
Crown Newco 3 PLC, Senior Subordinated Notes	8.875%	2/15/19	1,125,000	GBP	1,841,598	(b)
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	1,090,000		1,154,855
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	1,670,000		1,786,900
HCA Inc., Debentures	7.500%	11/15/95	1,000,000		980,000
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	2,120,000		2,231,300
Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Notes	9.500%	12/1/19	430,000		463,862	(a)
Labco SAS, Senior Secured Notes	8.500%	1/15/18	190,000	EUR	248,068	(b)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,850,000		2,072,000
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,200,000		1,092,000

Total Health Care Providers & Services					14,808,658

Pharmaceuticals - 1.1%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	1,530,000	EUR	2,021,384	(a)
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	1,190,000		1,230,162	(a)
Salix Pharmaceuticals Ltd., Senior Notes	6.000%	1/15/21	1,270,000		1,298,575	(a)

Total Pharmaceuticals					4,550,121

TOTAL HEALTH CARE					25,001,223

INDUSTRIALS - 14.2%
Aerospace & Defense - 1.8%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,720,000		1,711,400	(a)
Ducommun Inc., Senior Notes	9.750%	7/15/18	800,000		870,000
Erickson Inc., Secured Notes	8.250%	5/1/20	2,035,000		1,923,075

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Aerospace & Defense - (continued)
GenCorp Inc., Secured Notes	7.125%	3/15/21	620,000		$656,425
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	2,000,000		1,927,500	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	580,000		577,100	(a)

Total Aerospace & Defense					7,665,500

Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	850,000		907,375	(a)

Airlines - 0.6%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	460,000		477,664	(a)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	1,208,756		1,405,178
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.125%	4/29/18	600,000		637,500

Total Airlines					2,520,342

Building Products - 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,190,000		1,163,225	(a)
Reliance Intermediate Holdings LP, Senior Secured Notes	9.500%	12/15/19	1,190,000		1,253,963	(a)
Spie BondCo 3 SCA, Secured Notes	11.000%	8/15/19	617,000	EUR	848,149	(a)

Total Building Products					3,265,337

Commercial Services & Supplies - 2.2%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	650,000		653,250	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	680,000		756,500	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	2,690,000		2,676,550
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	1,402,000		1,507,150	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	489,000		525,675	(a)
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	2,096,000		2,326,560
United Rentals North America Inc., Senior Subordinated Notes	8.375%	9/15/20	390,000		421,200
West Corp., Senior Notes	5.375%	7/15/22	480,000		459,600	(a)

Total Commercial Services & Supplies					9,326,485

Construction & Engineering - 1.6%
Astaldi SpA, Senior Bonds	7.125%	12/1/20	580,000	EUR	750,121	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	130,000	EUR	168,131	(b)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	1,010,000		850,925	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	860,000		884,725	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,280,000		1,273,600	(a)(e)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,540,000		1,566,950	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	1,230,000		1,239,225	(a)

Total Construction & Engineering					6,733,677

Electrical Equipment - 0.5%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	820,000		873,300	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	760,000		794,200	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	150,000	EUR	199,107	(a)

Total Electrical Equipment					1,866,607

Machinery - 1.4%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	500,000		533,750	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	2,310,000		2,454,375	(a)
Gardner Denver Inc., Senior Notes	6.875%	8/15/21	450,000		448,875	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Machinery - (continued)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,000,000		$1,096,250
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	380,000	EUR	517,400	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	137,000	EUR	186,536	(b)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	720,000		775,800	(a)

Total Machinery					6,012,986

Marine - 1.1%
Horizon Lines LLC, Secured Notes	13.000%	10/15/16	1,657,730		1,629,767	(d)(e)
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	786,000		796,808	(d)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,250,000		1,281,250	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,010,000		1,085,750

Total Marine					4,793,575

Road & Rail - 1.6%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,050,000		1,089,375	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	1,430,000		1,447,875	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	780,000		799,500	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	1,000,000		1,063,750	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	700,000		691,250	(a)
Quality Distribution LLC/QD Capital Corp., Secured Notes	9.875%	11/1/18	1,704,000		1,801,980

Total Road & Rail					6,893,730

Trading Companies & Distributors - 0.3%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,110,000		1,184,925

Transportation - 1.9%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	1,420,000		1,469,700	(a)
JCH Parent Inc., Senior Notes	10.500%	3/15/19	2,500,000		2,375,000	(a)(e)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,640,000		1,685,100	(a)(e)
Syncreon Group BV/Syncreon Global Finance US Inc., Senior Notes	8.625%	11/1/21	1,430,000		1,397,825	(a)
Watco Cos., LLC/Watco Finance Corp., Senior Notes	6.375%	4/1/23	1,070,000		1,094,075	(a)

Total Transportation					8,021,700

Transportation Infrastructure - 0.2%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	720,000		707,400	(a)

TOTAL INDUSTRIALS					59,899,639

INFORMATION TECHNOLOGY - 2.9%
Electronic Equipment, Instruments & Components - 0.4%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,090,000		1,111,800
Techem GmbH, Senior Secured Notes	6.125%	10/1/19	350,000	EUR	469,685	(a)

Total Electronic Equipment, Instruments & Components					1,581,485

Internet Software & Services - 0.8%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	2,380,000		2,689,400
Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes	8.125%	1/1/20	711,000		761,659

Total Internet Software & Services					3,451,059

IT Services - 1.3%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,150,000		1,006,250	(a)
First Data Corp., Secured Notes	8.250%	1/15/21	330,000		354,750	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	2,070,000		2,468,475
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	1,409,000		1,637,962

Total IT Services					5,467,437

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Software - 0.4%
Audatex North America Inc., Senior Notes	6.000%	6/15/21	590,000		$615,075	(a)
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	950,000	EUR	1,204,903	(a)

Total Software					1,819,978

TOTAL INFORMATION TECHNOLOGY					12,319,959

MATERIALS - 10.2%
Chemicals - 1.4%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	630,000		655,200	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	620,000		610,700	(a)(e)
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	2,000,000		2,045,000	(a)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	1,300,000	EUR	1,664,171	(b)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	370,000	EUR	504,934	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	290,000	EUR	395,759	(b)

Total Chemicals					5,875,764

Construction Materials - 0.3%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	1,050,000		1,060,500	(a)

Containers & Packaging - 3.4%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	1,010,000		1,045,350	(a)(e)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	2,500,000	EUR	3,343,575	(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.250%	1/31/19	390,000		391,950	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	148,235		151,571	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	1,250,000		1,278,125	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	550,000		545,875	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,310,000		1,355,850	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	1,460,000		1,522,050	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,910,000		2,034,150
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000		428,450
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	840,000		859,950	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	8.500%	5/15/18	1,290,000		1,335,150

Total Containers & Packaging					14,292,046

Metals & Mining - 4.1%
ArcelorMittal, Senior Notes	6.750%	2/25/22	960,000		1,048,200
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	2,560,000		2,214,400	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	3,510,000		2,772,900
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	1,340,000		1,244,525	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,290,000		206,400	(a)(d)(f)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	13,417		0	(a)(c)(d)(i)
Prince Mineral Holding Corp., Senior Secured Notes	12.000%	12/15/19	670,000		733,650	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	1,880,000		1,945,800	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	1,016,000		1,082,040
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	740,000		777,925	(a)(e)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	850,000	EUR	1,115,064	(a)(e)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	1,400,000		$1,484,000	(a)(e)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	820,000		672,400	(a)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Senior Notes	7.375%	2/1/20	500,000		527,400	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	860,000		915,900
Thompson Creek Metals Co. Inc., Senior Secured Notes	9.750%	12/1/17	660,000		710,325

Total Metals & Mining					17,450,929

Paper & Forest Products - 1.0%
Appvion Inc., Secured Notes	9.000%	6/1/20	2,840,000		2,087,400	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	860,000		825,600
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	1,868,000		1,447,700

Total Paper & Forest Products					4,360,700

TOTAL MATERIALS					43,039,939

TELECOMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 4.7%
CCOH Safari LLC, Senior Bonds	5.500%	12/1/22	900,000		912,375
Cogent Communications Holdings Inc., Senior Secured Notes	8.375%	2/15/18	5,000,000		5,275,000	(a)
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	2,930,000		3,076,500
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	100,000		107,375
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	1,930,000		2,108,525
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	520,000		544,700	(a)
TW Telecom Holdings Inc., Senior Notes	5.375%	10/1/22	1,059,000		1,203,289
TW Telecom Holdings Inc., Senior Notes	6.375%	9/1/23	728,000		831,740
Unitymedia KabelBW GmbH, Senior Secured Notes	9.500%	3/15/21	1,600,000	EUR	2,245,512	(a)
Unitymedia KabelBW GmbH, Senior Secured Notes	9.500%	3/15/21	440,000	EUR	617,515	(b)
Windstream Corp., Senior Notes	7.750%	10/1/21	720,000		756,900
Windstream Corp., Senior Notes	6.375%	8/1/23	2,000,000		1,937,500

Total Diversified Telecommunication Services					19,616,931

Wireless Telecommunication Services - 4.5%
Matterhorn Midco & Cy SCA, Senior Notes	7.750%	2/15/20	760,000	EUR	993,454	(a)
NII Capital Corp., Senior Notes	7.625%	4/1/21	3,000,000		525,000
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	5,210,000		4,910,425
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,120,000		2,239,250
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,220,000		2,575,200	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	2,310,000		2,431,275	(a)
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	450,000		468,563
T-Mobile USA Inc., Senior Notes	6.125%	1/15/22	390,000		398,288
T-Mobile USA Inc., Senior Notes	6.731%	4/28/22	330,000		342,788
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	2,070,000		2,106,225
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	2,250,000		2,084,062	(a)

Total Wireless Telecommunication Services					19,074,530

TOTAL TELECOMMUNICATION SERVICES					38,691,461

UTILITIES - 3.9%
Electric Utilities - 1.9%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	1,000,000		1,105,000
FirstEnergy Corp., Notes	7.375%	11/15/31	1,260,000		1,531,846
GenOn REMA LLC, Pass-Through Certificates	9.237%	7/2/17	141,540		150,033
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	1,820,000		1,965,600
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	321,761		329,805
Northeast Generation Co., Senior Secured Notes	8.812%	10/15/26	2,484,375		2,726,358

Total Electric Utilities					7,808,642

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - 2.0%
Atlantic Power Corp., Senior Notes	9.000%	11/15/18	780,000	$791,700
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Escrow Receipt	—	—	1,180,000	0	(c)(d)(f)(i)
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	2,150,000	2,330,063	(a)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	1,890,000	1,970,325	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	3,078,770	3,352,011

Total Independent Power and Renewable Electricity Producers				8,444,099

TOTAL UTILITIES				16,252,741

TOTAL CORPORATE BONDS & NOTES (Cost - $377,964,159)				378,953,745

CONVERTIBLE BONDS & NOTES - 0.2%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	340,000	315,350

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/20/19	860,000	705,200	(a)(c)(d)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,172,321)				1,020,550

SENIOR LOANS - 1.8%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,050,000	1,067,719	(j)(k)

Household Durables - 0.0%
William Lyon Homes Inc., Bridge Term Loan	7.750%	8/12/22	72,538	71,450	(c)(j)(k)

Specialty Retail - 0.1%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	510,000	314,075	(j)(k)

TOTAL CONSUMER DISCRETIONARY				1,453,244

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	450,000	446,625	(j)(k)

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
CRC Health Corp., Second Lien Term Loan	9.000%	9/28/21	890,000	913,919	(j)(k)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,100,000	1,102,750	(j)(k)

TOTAL HEALTH CARE				2,016,669

MATERIALS - 0.2%
Chemicals - 0.2%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	800,000	827,500	(j)(k)

UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	2,652,114	2,655,760	(j)(k)

TOTAL SENIOR LOANS (Cost - $7,491,505)				7,399,798

SOVEREIGN BONDS - 0.4%
Venezuela - 0.4%
Bolivarian Republic of Venezuela, Senior Bonds (Cost - $2,007,000)	9.250%	9/15/27	2,650,000	1,510,500

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY			SHARES	VALUE
COMMON STOCKS - 2.8%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Ford Motor Co.			105,433	$1,658,461

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			68,957	0	*(c)(d)(i)

TOTAL CONSUMER DISCRETIONARY				1,658,461

FINANCIALS - 2.1%
Banks - 2.1%
Barclays PLC, ADR			61,000	932,690
Citigroup Inc.			119,668	6,458,482
JPMorgan Chase & Co.			20,262	1,218,962

Total Banks				8,610,134

Real Estate Management & Development - 0.0%
Realogy Holdings Corp.			2,627	120,895	*

TOTAL FINANCIALS				8,731,029

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Physiotherapy Associates Holdings Inc.			13,300	1,103,900	*(c)(d)

INDUSTRIALS - 0.1%
Marine - 0.1%
Horizon Lines Inc., Class A Shares			633,775	405,616	*(d)

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			2,742,654	81,680	*

TOTAL COMMON STOCKS (Cost - $12,265,281)				11,980,686

	RATE
PREFERRED STOCKS - 2.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Rex Energy Corp.	6.000%		7,600	494,228
SandRidge Energy Inc.	8.500%		7,400	588,300

TOTAL ENERGY				1,082,528

FINANCIALS - 2.0%
Consumer Finance - 2.0%
GMAC Capital Trust I	8.125%		319,200	8,439,648	(g)

TOTAL PREFERRED STOCKS (Cost - $9,273,099)				9,522,176

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Jack Cooper Holdings Corp.		12/15/17	1,686	269,760	*(a)
Jack Cooper Holdings Corp.		5/6/18	846	135,360	*(a)

Total Warrants (Cost - $46,253)				405,120

TOTAL INVESTMENTS - 97.5% (Cost - $410,219,618#)				410,792,575
Other Assets in Excess of Liabilities - 2.5%				10,602,108

TOTAL NET ASSETS - 100.0%				$421,394,683

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	November 30, 2014

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Illiquid security.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	The coupon payment on these securities is currently in default as of November 30, 2014.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Value is less than $1.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$79,561,393	$1,382,765		$80,944,158
Materials	—	43,039,939	0	*	43,039,939
Utilities	—	16,252,741	0	*	16,252,741
Other corporate bonds & notes	—	238,716,907	—		238,716,907
Convertible bonds & notes	—	1,020,550	—		1,020,550
Senior loans:
Consumer discretionary	—	1,381,794	71,450		1,453,244
Other senior loans	—	5,946,554	—		5,946,554
Sovereign bonds	—	1,510,500	—		1,510,500
Common stocks:
Consumer discretionary	$1,658,461	—	0	*	1,658,461
Health care	—	—	1,103,900		1,103,900
Other common stocks	9,218,325	—	—		9,218,325
Preferred stocks	9,027,948	494,228	—		9,522,176
Warrants	—	405,120	—		405,120

Total investments	$19,904,734	$388,329,726	$2,558,115		$410,792,575

Other financial instruments:
Forward foreign currency contracts	—	$213,817	—		$213,817

Total	$19,904,734	$388,543,543	$2,558,115		$411,006,392

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$101,028	—	—		$101,028

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At November 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,752,974
Gross unrealized depreciation	(20,180,017)

Net unrealized appreciation	$572,957

Notes to Schedule of Investments (unaudited) (continued)

At November 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	76	3/15	$9,554,535	$9,655,563	$(101,028)

At November 30, 2014 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,586,483	EUR	1,267,565	Citibank, N.A.	2/13/15	$9,513
USD	9,120,093	EUR	7,294,925	Credit Suisse	2/13/15	44,521
USD	1,985,950	GBP	1,250,229	Credit Suisse	2/13/15	34,080
EUR	2,000,000	USD	2,483,166	JPMorgan Chase & Co.	2/13/15	5,021
USD	6,099,148	EUR	4,874,709	JPMorgan Chase & Co.	2/13/15	34,552
USD	11,650,901	EUR	9,334,072	UBS AG	2/13/15	38,437
USD	2,597,177	GBP	1,633,773	UBS AG	2/13/15	46,513
USD	234,940	GBP	150,000	UBS AG	2/13/15	759
USD	179,960	GBP	115,000	UBS AG	2/13/15	421

Total						$213,817

Abbreviations used in this schedule:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Yield Defined Opportunity Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: January 23, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 23, 2015